TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of the year		¥ (156,150)	¥ (65,225)	¥ (10,004)
Changes of valuation allowance	[1]	59,661	(90,925)	(55,221)
Balance at end of the year		¥ (96,489)	¥ (156,150)	¥ (65,225)

[1]	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2021, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries. As of December 31, 2019 and 2020, valuation allowances of RMB 55,221 and 90,925 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.